Annual Total Returns - Fidelity Global Commodity Stock Fund [BarChart] - 10.31 Fidelity Global Commodity Stock Fund Retail PRO-08 - Fidelity Global Commodity Stock Fund - Fidelity Global Commodity Stock Fund
Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	18.06%
Annual Return 2011	(18.12%)
Annual Return 2012	7.46%
Annual Return 2013	(3.19%)
Annual Return 2014	(10.47%)
Annual Return 2015	(27.49%)
Annual Return 2016	30.36%
Annual Return 2017	18.42%
Annual Return 2018	(13.20%)
Annual Return 2019	17.77%